Major Non-Cash Transactions	12 Months Ended
Mar. 31, 2025
Major Non-Cash Transactions [Abstract]
MAJOR NON-CASH TRANSACTIONS

NOTE 21 — MAJOR NON-CASH TRANSACTIONS

During the year ended March 31, 2025, the Company the following major non-cash transaction:

●	On March 31, 2025, the Company entered into a offsetting agreement with Kwok Yiu Fai and K-Mark Industrial Limited, pursuant to which the amount due from Kwok Yiu Fai of US$536,194 was offset against the amount due from K-Mark Industrial Limited of US$536,194; and

During the year ended March 31, 2024, the Company had the following major non-cash transactions:

●	On March 31, 2024, the Company entered into a transfer agreement with Kwok Yiu Keung, Kwok Yiu Fai and K-Mark Industrial Limited, pursuant to which the amount due from River Star Investment Limited of US$1,367,829 was transferred to amount due from K-Mark Industrial Limited of US$1,367,829; and

●	On March 31, 2024, the Company entered into an offsetting agreement with K-Mark Industrial Limited and a supplier of the Company, pursuant to which the amount due from K-Mark Industrial Limited of US$2,752,680 was offset against the trade payables of US$2,752,680.